Parent Company Only Condensed Financial Information - Summary of Detailed Information about Parent Company Condensed Statements Of Financial Position (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash at bank	¥ 22,086,187	¥ 29,903,846	¥ 39,695,914
Restricted cash	19,035,154	14,132,034
Financial assets at fair value through profit or loss	34,666,573	20,355,814
Accounts and other receivables and contract assets	4,240,132	6,216,650
Total assets	208,114,647	203,536,643
LIABILITIES
Borrowings	63,535,913	51,114,575
Accounts and other payables and contract liabilities	7,557,062	7,492,550
Convertible promissory notes payable	6,503,803	6,174,050
Other liabilities	1,167,155	1,287,562
Total liabilities	126,073,572	119,938,886
EQUITY
Share capital	117	117
Share premium	27,027,931	27,027,846
Treasury shares	(5,642,768)	(5,642,768)
Other reserves	1,746,502	1,591,448	1,769,185	¥ 3,771,768
Retained earnings	56,698,381	58,796,059
Total equity	82,041,075	83,597,757	92,493,659
Total liabilities and equity	208,114,647	203,536,643
Parent [member]
ASSETS
Cash at bank	30,869	1,475,210
Restricted cash	4,288	0
Financial assets at fair value through profit or loss	280,110	65,437
Accounts and other receivables and contract assets	8,075,421	1,322,634
Investments accounted for using the equity method	83,871,404	88,408,748	¥ 101,196,485
Total assets	92,262,092	91,272,029
LIABILITIES
Borrowings	5,752,193	3,165,276
Accounts and other payables and contract liabilities	80,266	81,936
Convertible promissory notes payable	6,503,803	6,174,050
Other liabilities	95,667	78,065
Total liabilities	12,431,929	9,499,327
EQUITY
Share capital	117	117
Share premium	27,027,931	27,027,846
Treasury shares	(5,642,768)	(5,642,768)
Other reserves	1,746,502	1,591,448
Retained earnings	56,698,381	58,796,059
Total equity	79,830,163	81,772,702
Total liabilities and equity	¥ 92,262,092	¥ 91,272,029